RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclamation Provision
Balance at beginning of the year	$ 11,638	$ 6,963
Changes in estimates	(437)	3,900
Unwinding of discount	378	248
Effect of movements in exchange rates	(780)	527
Balance at end of the year	10,799	11,638
Less: current portion	(296)
Non-current portion	$ 10,503	$ 11,638